UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] ; Amendement Number: ____

This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		April 28, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43 Data Records

Form 13F Information Table Value Total: $291,611


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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AMI Asset Management
FORM 13F
31-Mar-10

                                                                                                    Voting Authority
                                                                                                 --------------------------
                                   Title of                 Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer                     class     CUSIP          (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
------------------------------     -------------------      -------------------     ----    ------- -----------------------------

3M COMPANY                         COM       88579y101          9376  112195SH              Sole              112195
ABAXIS INC COM                     COM       002567105          5120  188310SH              Sole              188310
ABBOTT LABORATORIES                COM       002824100          6204  117775SH              Sole              117775
AFLAC INC COM                      COM       001055102          9083  167300SH              Sole              167300
AKAMAI TECHNOLOGIES, INC.          COM       00971t101          4185  133200SH              Sole              133200
ALBERTO - CULVER CL B              COM       013078100          6744  257905SH              Sole              257905
ALLERGAN INC                       COM       018490102          9648  147710SH              Sole              147710
APACHE CORP                        COM       037411105          5698   56135SH              Sole               56135
APPLE COMPUTER INC COM             COM       037833100         10027   42669SH              Sole               42669
BARD CR INC                        COM       067383109         13395  154645SH              Sole              154645
BECTON DICKINSON & CO              COM       075887109         15648  198750SH              Sole              198750
BROWN FORMAN CORP                  COM       115637209          3530   59375SH              Sole               59375
CALWEST BANCORP                    COM       13169q102           111   37007SH              Sole               37007
CARIBOU COFFEE COMPANY             COM       142042209            84   12700SH              Sole               12700
CEPHALON INC COM                   COM       156708109          8364  123400SH              Sole              123400
CHARLES SCHWAB INC                 COM       808513105          7670  410400SH              Sole              410400
CHURCH & DWIGHT INC COM            COM       171340102         25014  373620SH              Sole              373620
CISCO SYS INC                      COM       17275R102          6736  258760SH              Sole              258760
CITY NATL CORP COM                 COM       178566105          3226   59770SH              Sole               59770
DENTSPLY INTERNATIONAL INC         COM       249030107          6531  187250SH              Sole              187250
EBAY INC COM                       COM       278642103          1447   53640SH              Sole               53640
ECOLAB INC                         COM       278865100          7597  172850SH              Sole              172850
HAIN CELESTIAL GRP INC COM         COM       405217100          5095  293125SH              Sole              293125
HEALTHCARE SVCS GP INC COM         COM       421906108          8229  366710SH              Sole              366710
HEINZ H J CO COM                   COM       423074103         12462  273225SH              Sole              273225
LIONS GATE ENTMNT CORP COM NEW     COM       535919203           120   19200SH              Sole               19200
MCCORMICK & CO INC COM NON VTG     COM       579780206          4035  105175SH              Sole              105175
PEPSICO INC                        COM       713448108         17744  268205SH              Sole              268205
PERRIGO COMPANY                    COM       714290103          5806   98875SH              Sole               98875
POLYMEDIX INC COM                  COM       73174c100            18   15000SH              Sole               15000
PROCTER & GAMBLE CO                COM       742718109          5296   83710SH              Sole               83710
PROS HOLDINGS INC                  COM       74346Y103           107   10875SH              Sole               10875
QUALCOMM INC COM                   COM       747525103          6646  158400SH              Sole              158400
RESEARCH IN MOTION LTD             COM       760975102          7179   97050SH              Sole               97050
SMART BALANCE, INC                 COM       83169y108           151   23300SH              Sole               23300
SOUTHERN CO COM                    COM       842587107          2526   76175SH              Sole               76175
STARBUCKS CORP                     COM       855244109          6142  253070SH              Sole              253070
STERICYCLE INC.                    COM       858912108          8157  149675SH              Sole              149675
TEVA PHARMACEUTICAL INDS           COM       881624209         12760  202280SH              Sole              202280
THE DIRECTTV GROUP INC             COM       25490a101          5790  171250SH              Sole              171250
VERIZON COMMUNICATIONS             COM       92343V104          5601  180575SH              Sole              180575
WELLS FARGO & CO NEW COM           COM       949746101          6936  222885SH              Sole              222885
WMS INDS INC COM                   COM       929297109          5373  128115SH              Sole              128115
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